ALLOWANCE FOR LOAN AND LEASE LOSSES - Allowance for Loan and Lease Losses on Covered Loans for the Previous Three Years (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Balance at beginning of period	$ 45,190	$ 42,835	$ 16,493
Provision for loan and lease losses	195	30,903	64,081
Loans charged-off	(39,224)	(33,907)	(45,604)
Recoveries	12,740	5,359	7,865
Balance at end of period	$ 18,901	$ 45,190	$ 42,835